Shareholder Report, Average Annual Return (Details)	12 Months Ended	37 Months Ended		60 Months Ended	68 Months Ended	104 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000159005
Average Annual Return [Line Items]
Average Annual Return, Percent	2.58%			3.23%			3.56%
Without Sales Load [Member] | C000159005
Average Annual Return [Line Items]
Average Annual Return, Percent	5.25%			3.76%			3.82%
Without Sales Load [Member] | C000159006
Average Annual Return [Line Items]
Average Annual Return, Percent	5.59%			4.12%			4.14%
Without Sales Load [Member] | C000221175
Average Annual Return [Line Items]
Average Annual Return, Percent	5.59%			4.08%	4.64%
Without Sales Load [Member] | C000191194
Average Annual Return [Line Items]
Average Annual Return, Percent	5.52%			4.02%		3.59%
Without Sales Load [Member] | C000240815
Average Annual Return [Line Items]
Average Annual Return, Percent	10.77%		10.35%
Without Sales Load [Member] | C000240816
Average Annual Return [Line Items]
Average Annual Return, Percent	6.22%	8.03%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%			0.31%			1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%			0.31%	(0.36%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%			0.31%		1.67%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.26%		3.20%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	4.43%
Bloomberg U.S. Securitized MBS/ABS/CMBS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.75%			0.54%			1.51%
Bloomberg U.S. Securitized MBS/ABS/CMBS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.75%			0.54%			1.51%
Bloomberg U.S. Securitized MBS/ABS/CMBS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.75%			0.54%	0.31%
Bloomberg U.S. Securitized MBS/ABS/CMBS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.75%			0.54%		1.54%
JP Morgan Emerging Markets Bond Index - Global Diversified Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.38%		9.36%
Bloomberg U.S. Securitized MBS/ABS/CMBS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.75%	4.91%